Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013
Extinguishment of liability				$ 197,745
Accrued liability due for services			45,523	163,643
Loan amount repaid	35,000	(50,000)	(9,000)
Loan balance			35,000
Coresco
Extinguishment of liability			50,430
Loan received			44,000
Loan amount repaid	35,000		9,000
Loan balance	35,000		35,000
Chief Financial Officer
Loan received			50,000
CEO, Non Executive Director and CFO
Related party management, exploration and contractor expenses		107,572	199,617	172,016
Accrued liability due for services	$ 163,643		$ 45,523